Earnings Per Common Share - Narrative (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Acquisitions	435,457
Weighted Average Number Diluted Shares Outstanding Adjustment		122,507	94,779	72,607
2017 Employees Long Term Incentive Plan [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		48,053
2013 Long Term Incentive Plan [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		61,690	45,788	41,550
Common Shares
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Acquisitions		435,457
Treasury Stock, Shares, Acquired		50,000	70,000	0
Restricted Stock Units (RSUs) [Member] | 2017 Employees Long Term Incentive Plan [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		13,637